Organization And Basis Of Presentation (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 21, 2010	Dec. 31, 2011 Person Segment	Dec. 31, 2010
Organization and Basis of Presentation [Line Items]
Number of operating business segments		3
Portion of unit received by PVG's unitholders for each common unit owned	0.98
Aggregate common units received by PVG's unitholders for all outstanding common units owned	38,300,000
General partner interest	2.00%
Common units cancelled	19,600,000
Number of members on board of directors		9
Direct costs associated with merger		$ 6,620,000	$ 4,620,000
Aggregate costs associated with merger		$ 11,200,000
Limited Partners' Capital Account, Units Outstanding		79,032,669	38,293,005
Reverse unit split	0.98 to 1.0
PVR GP
Organization and Basis of Presentation [Line Items]
Number of members on board of directors		6
PVG GP
Organization and Basis of Presentation [Line Items]
Number of members on board of directors		3
Maximum
Organization and Basis of Presentation [Line Items]
Limited Partners' Capital Account, Units Outstanding	71,000,000
Minimum
Organization and Basis of Presentation [Line Items]
Limited Partners' Capital Account, Units Outstanding	52,300,000